Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 8 – PROPERTY, PLANT AND EQUIPMENT

	Furniture and office equipment	Computers and electronic equipment	Leasehold improvements	Molds and production equipment	Total

Cost
As of January 1, 2024	451	291	70	1,156	1,968
Additions	41	16	22	33	112
Derecognitions	-	-	(69)	-	(69)
As of December 31, 2024	492	307	23	1,189	2,011
Additions	-	1	3	27	31
As of December 31, 2025	492	308	26	1,216	2,042

Accumulated depreciation
As of January 1, 2024	444	284	65	1,081	1,874
Additions	2	7	2	30	41
Derecognitions	-	-	(65)	-	(65)
As of December 31, 2024	446	291	2	1,111	1,850
Additions	2	6	3	25	36
As of December 31, 2025	448	297	5	1,136	1,886

Amortized cost
As of December 31, 2025	44	11	21	80	156

As of December 31, 2024	46	16	21	78	161